December 9, 2016

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement filed December 2, 2016.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228

Very truly yours,

/s/ Debra Rubano
Debra Rubano
Director and Senior Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000